Shareholder Report	12 Months Ended
Apr. 30, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	annual Shareholder Report
Defiance Daily Target 2X Short RGTI ETF
Shareholder Report [Line Items]
Fund Name	Defiance Daily Target 2X Short RGTI ETF
Class Name	Defiance Daily Target 2X Short RGTI ETF
Trading Symbol	RGTZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Defiance Daily Target 2X Short RGTI ETF (the "Fund") for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.defianceetfs.com/rgtz. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Short RGTI ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	https://www.defianceetfs.com/rgtz
Expenses [Text Block]

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Short RGTI ETF	$87	1.83%*

The Fund commenced operations October 8, 2025. Expenses for a full reporting period would be higher than the figures shown.

*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.83% [1]
Expenses Short Period Footnote [Text Block]	The Fund commenced operations October 8, 2025. Expenses for a full reporting period would be higher than the figures shown.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what influenced its performance?

From inception (October 8, 2025) through April 30, 2026, RGTZ had a NAV total return of -31.49%. RGTZ seeks to deliver twice the daily inverse performance of RGTI (Rigetti Computing Inc.). As an inverse leveraged fund, it experiences losses when RGTI's stock rises.

What factors influenced performance?

Rigetti Computing's stock movements—driven by government contracts, quantum technology milestones, and investor sentiment toward the quantum computing sector—directly influenced RGTZ's performance. Periods of stock appreciation for RGTI created losses for RGTZ given its inverse exposure. Daily rebalancing effects and volatility compounding caused the fund's cumulative return to deviate from the expected -2x multiple of RGTI over the holding period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Returns for the Period ended April 30, 2026	Since Inception (10/8/2025)
Defiance Daily Target 2X Short RGTI ETF - at NAV	-31.49%
S&P 500® Total Return Index	7.44%

Performance Inception Date	Oct. 08, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.defianceetfs.com/rgtz for more recent performance information.
Net Assets	$ 20,006,000
Holdings Count | Holdings	8
Advisory Fees Paid, Amount	$ 417,737
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Size (Thousands)	$20,006
Number of Holdings	8
Total Advisory Fee	$417,737
Portfolio Turnover	0%

Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2026)

Security Type - Investments
(% of Net Assets)

Security Type - Other Financial Instruments
(% of Net Assets)

Percentages are stated as a percent of net assets. Percentages for swap contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Holdings	(% of Net Assets)
Rigetti Computing, Inc. Swap; Maturity Date: 11/16/2027	40.2
United States Treasury Bills	34.8
Rigetti Computing, Inc. Swap; Maturity Date: 09/08/2028	3.1
Rigetti Computing, Inc. Swap; Maturity Date: 03/18/2033	3.1
Rigetti Computing, Inc. Swap; Maturity Date: 03/31/2033	2.5
Rigetti Computing, Inc. Swap; Maturity Date: 10/12/2028	2.3
Rigetti Computing, Inc. Swap; Maturity Date: 02/01/2028	2.2
First American Government Obligations Fund - Class X, 3.56%	0.6

Percentages for swap contracts are based on unrealized appreciation (depreciation).

[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.